Employee Benefits - Summary of Number and Weighted Average Number of Shares (Detail) shares in Thousands, Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019 R$ / shares	Dec. 31, 2018	Dec. 31, 2018 shares	Dec. 31, 2018 R$ / shares	Dec. 31, 2017	Dec. 31, 2017 shares	Dec. 31, 2017 R$ / shares	Dec. 31, 2016 shares R$ / shares
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Options, Balance	18,342
Options, Exercised	604	1,671	3,344		1,612
Options, Balance	17,568	18,342
Shares, Balance	18
Shares, Balance	8	18
Stock Option [Member]
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Average exercise price, Balance	R$ 31.92			R$ 33.15			R$ 36.17
Average exercise price per option,Granted	23.54			31.55			26.07
Average exercise price per option, Expired	29.42			40.37			44.81
Average exercise price per option, Exercised	14.61			27.31			28.09
Average exercise price, Balance	R$ 16.51			R$ 31.92			R$ 33.15	R$ 36.17
Options, Balance	9,171	7,204			6,381
Options, Granted	3,636	3,057			1,699
Options, Expired	(1,132)	(992)			(866)
Options, Exercised	(3,278)	(98)	1,672		(10)	1,376		1,692
Options, Balance	17,568	9,171			7,204			6,381
Restricted Stock [Member]
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Shares, Balance	1,442	1,059			884			510
Shares,Granted	1,328	809			453			512
Shares, Expired	(122)	(118)			(134)			(120)
Shares, Exercised	(998)	(308)			(135)			(18)
Shares, Balance	3,092	1,442			1,059			884
Performance Shares [Member]
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Shares, Balance	0
Shares,Granted	688
Shares, Expired	0
Shares, Exercised	0
Shares, Balance	688	0